UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07513

Putnam Funds Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street,

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: June 30

Date of reporting period: June 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam Small Cap Growth Fund
Class A [PNSAX]
Annual Shareholder Report | June 30, 2025

This annual shareholder report contains important information about Putnam Small Cap Growth Fund for the period July 1, 2024, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$122	1.17%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2025, Class A shares of Putnam Small Cap Growth Fund returned 8.74%. The Fund compares its performance to the Russell 2000 Growth Index, which returned 9.73% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Verona Pharma, a biopharmaceutical company.
↑	Overweight position in Carpenter Technology, a manufacturer of specialty metals.
↑	Overweight position in Comfort Systems USA, an electrical and mechanical contractor.

Top detractors from performance:
↓	Camtek, a manufacturer of semiconductor inspection equipment.
↓	Overweight position in Weatherford International, which was sold from the portfolio by the close of the period.
↓	Underweight exposure to Rocket Lab USA, an aerospace manufacturer.
Putnam Small Cap Growth Fund	PAGE 1	38972-ATSA-0825

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 6/30/2015 — 6/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2025

	1 Year	5 Year	10 Year
Class A	8.74	11.42	11.30
Class A (with sales charge)	2.49	10.11	10.64
Russell 3000 Index	15.30	15.96	12.96
Russell 2000 Growth Index	9.73	7.42	7.14
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund has had performance fee adjustments that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$2,892,122,756
Total Number of Portfolio Holdings*	102
Total Management Fee Paid	$18,389,858
Portfolio Turnover Rate	51%
*	Does not include derivatives, except purchased options, if any.
Putnam Small Cap Growth Fund	PAGE 2	38972-ATSA-0825

WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Investment Management, LLC (“Putnam Management”) for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources, Inc. (“Franklin Templeton”).
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Management and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective September 5, 2024 (the “Conversion Date”), class B shares of the Fund acquired prior to the Conversion Date converted automatically to class A shares.
Effective January 15, 2025, the Fund is open for purchases and incoming exchanges only by the categories of investors described in a supplement to the summary prospectus and prospectus dated October 30, 2024.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by November 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Small Cap Growth Fund	PAGE 3	38972-ATSA-0825

Putnam Small Cap Growth Fund
Class C [PNSCX]
Annual Shareholder Report | June 30, 2025

This annual shareholder report contains important information about Putnam Small Cap Growth Fund for the period July 1, 2024, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$201	1.93%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2025, Class C shares of Putnam Small Cap Growth Fund returned 7.93%. The Fund compares its performance to the Russell 2000 Growth Index, which returned 9.73% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Verona Pharma, a biopharmaceutical company.
↑	Overweight position in Carpenter Technology, a manufacturer of specialty metals.
↑	Overweight position in Comfort Systems USA, an electrical and mechanical contractor.

Top detractors from performance:
↓	Camtek, a manufacturer of semiconductor inspection equipment.
↓	Overweight position in Weatherford International, which was sold from the portfolio by the close of the period.
↓	Underweight exposure to Rocket Lab USA, an aerospace manufacturer.
Putnam Small Cap Growth Fund	PAGE 1	38972-ATSC-0825

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 6/30/2015 — 6/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2025

	1 Year	5 Year	10 Year
Class C	7.93	10.59	10.63
Class C (with sales charge)	6.93	10.59	10.63
Russell 3000 Index	15.30	15.96	12.96
Russell 2000 Growth Index	9.73	7.42	7.14
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Class C share performance reflects conversion to class A shares after eight years.
The Fund has had performance fee adjustments that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$2,892,122,756
Total Number of Portfolio Holdings*	102
Total Management Fee Paid	$18,389,858
Portfolio Turnover Rate	51%
*	Does not include derivatives, except purchased options, if any.
Putnam Small Cap Growth Fund	PAGE 2	38972-ATSC-0825

WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Investment Management, LLC (“Putnam Management”) for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources, Inc. (“Franklin Templeton”).
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Management and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective January 15, 2025, the Fund is open for purchases and incoming exchanges only by the categories of investors described in a supplement to the summary prospectus and prospectus dated October 30, 2024.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by November 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Small Cap Growth Fund	PAGE 3	38972-ATSC-0825

Putnam Small Cap Growth Fund
Class R [PSGRX]
Annual Shareholder Report | June 30, 2025

This annual shareholder report contains important information about Putnam Small Cap Growth Fund for the period July 1, 2024, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$148	1.42%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2025, Class R shares of Putnam Small Cap Growth Fund returned 8.47%. The Fund compares its performance to the Russell 2000 Growth Index, which returned 9.73% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Verona Pharma, a biopharmaceutical company.
↑	Overweight position in Carpenter Technology, a manufacturer of specialty metals.
↑	Overweight position in Comfort Systems USA, an electrical and mechanical contractor.

Top detractors from performance:
↓	Camtek, a manufacturer of semiconductor inspection equipment.
↓	Overweight position in Weatherford International, which was sold from the portfolio by the close of the period.
↓	Underweight exposure to Rocket Lab USA, an aerospace manufacturer.
Putnam Small Cap Growth Fund	PAGE 1	38972-ATSR-0825

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 6/30/2015 — 6/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2025

	1 Year	5 Year	10 Year
Class R	8.47	11.15	11.02
Russell 3000 Index	15.30	15.96	12.96
Russell 2000 Growth Index	9.73	7.42	7.14
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund has had performance fee adjustments that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$2,892,122,756
Total Number of Portfolio Holdings*	102
Total Management Fee Paid	$18,389,858
Portfolio Turnover Rate	51%
*	Does not include derivatives, except purchased options, if any.
Putnam Small Cap Growth Fund	PAGE 2	38972-ATSR-0825

WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Investment Management, LLC (“Putnam Management”) for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources, Inc. (“Franklin Templeton”).
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Management and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective January 15, 2025, the Fund is open for purchases and incoming exchanges only by the categories of investors described in a supplement to the summary prospectus and prospectus dated October 30, 2024.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by November 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Small Cap Growth Fund	PAGE 3	38972-ATSR-0825

Putnam Small Cap Growth Fund
Class R6 [PLKGX]
Annual Shareholder Report | June 30, 2025

This annual shareholder report contains important information about Putnam Small Cap Growth Fund for the period July 1, 2024, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$79	0.76%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2025, Class R6 shares of Putnam Small Cap Growth Fund returned 9.19%. The Fund compares its performance to the Russell 2000 Growth Index, which returned 9.73% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Verona Pharma, a biopharmaceutical company.
↑	Overweight position in Carpenter Technology, a manufacturer of specialty metals.
↑	Overweight position in Comfort Systems USA, an electrical and mechanical contractor.

Top detractors from performance:
↓	Camtek, a manufacturer of semiconductor inspection equipment.
↓	Overweight position in Weatherford International, which was sold from the portfolio by the close of the period.
↓	Underweight exposure to Rocket Lab USA, an aerospace manufacturer.
Putnam Small Cap Growth Fund	PAGE 1	38972-ATSR6-0825

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 6/30/2015 — 6/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2025

	1 Year	5 Year	10 Year
Class R6	9.19	11.87	11.75
Russell 3000 Index	15.30	15.96	12.96
Russell 2000 Growth Index	9.73	7.42	7.14
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund has had performance fee adjustments that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$2,892,122,756
Total Number of Portfolio Holdings*	102
Total Management Fee Paid	$18,389,858
Portfolio Turnover Rate	51%
*	Does not include derivatives, except purchased options, if any.
Putnam Small Cap Growth Fund	PAGE 2	38972-ATSR6-0825

WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Investment Management, LLC (“Putnam Management”) for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources, Inc. (“Franklin Templeton”).
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Management and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective January 15, 2025, the Fund is open for purchases and incoming exchanges only by the categories of investors described in a supplement to the summary prospectus and prospectus dated October 30, 2024.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by November 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Small Cap Growth Fund	PAGE 3	38972-ATSR6-0825

Putnam Small Cap Growth Fund
Class Y [PSYGX]
Annual Shareholder Report | June 30, 2025

This annual shareholder report contains important information about Putnam Small Cap Growth Fund for the period July 1, 2024, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$96	0.92%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2025, Class Y shares of Putnam Small Cap Growth Fund returned 9.02%. The Fund compares its performance to the Russell 2000 Growth Index, which returned 9.73% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Verona Pharma, a biopharmaceutical company.
↑	Overweight position in Carpenter Technology, a manufacturer of specialty metals.
↑	Overweight position in Comfort Systems USA, an electrical and mechanical contractor.

Top detractors from performance:
↓	Camtek, a manufacturer of semiconductor inspection equipment.
↓	Overweight position in Weatherford International, which was sold from the portfolio by the close of the period.
↓	Underweight exposure to Rocket Lab USA, an aerospace manufacturer.
Putnam Small Cap Growth Fund	PAGE 1	38972-ATSY-0825

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Y 6/30/2015 — 6/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2025

	1 Year	5 Year	10 Year
Class Y	9.02	11.70	11.58
Russell 3000 Index	15.30	15.96	12.96
Russell 2000 Growth Index	9.73	7.42	7.14
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund has had performance fee adjustments that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$2,892,122,756
Total Number of Portfolio Holdings*	102
Total Management Fee Paid	$18,389,858
Portfolio Turnover Rate	51%
*	Does not include derivatives, except purchased options, if any.
Putnam Small Cap Growth Fund	PAGE 2	38972-ATSY-0825

WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Investment Management, LLC (“Putnam Management”) for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources, Inc. (“Franklin Templeton”).
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Management and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective January 15, 2025, the Fund is open for purchases and incoming exchanges only by the categories of investors described in a supplement to the summary prospectus and prospectus dated October 30, 2024.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by November 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Small Cap Growth Fund	PAGE 3	38972-ATSY-0825

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Gregory G. McGreevey and Manoj P. Singh possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Gregory G. McGreevey and Manoj P. Singh as the Audit Committee’s financial experts. Gregory G. McGreevey and Manoj P. Singh are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending June 30, 2024 and June 30, 2025 (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $58,395 in June 30, 2024 and $51,066 in June 30, 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in June 30, 2024 and $0 in June 30, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $7,807 in June 30, 2024 and $13,011 in June 30, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in June 30, 2024 and $0 in June 30, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the fund’s independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $914,963 in June 30, 2024 and $489,647 in June 30, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Putnam
Small Cap Growth
Fund
Financial Statements and Other Important Information
Annual | June 30, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 11
Notes to Financial Statements 15
Report of Independent Registered Public Accounting Firm 25
Tax Information 26
Changes In and Disagreements with Accountants 27
Results of Meeting(s) of Shareholders 27
Remuneration Paid to Directors, Officers and Others 27
Board Approval of Management and Subadvisory Agreements 27

Putnam Funds Trust
Financial Highlights
Putnam Small Cap Growth Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended June 30,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $68.85 $56.31 $46.89 $73.13 $53.07
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.60) (0.40) (0.25) (0.62) (0.66)
Net realized and unrealized gains (losses) ........... 6.62 12.94 9.67 (15.28) 24.06
Total from investment operations .................... 6.02 12.54 9.42 (15.90) 23.40
Less distributions from:
Net realized gains ............................. — — — (10.34) (3.34)
Net asset value, end of year ....................... $74.87 $68.85 $56.31 $46.89 $73.13
Total return
c
................................... 8.74% 22.27% 20.09% (25.78)% 44.93%
Ratios to average net assets
Expenses
d
.................................... 1.17% 1.21% 1.25% 1.24%
e
1.21%
Net investment (loss) ............................ (0.83)% (0.66)% (0.48)% (0.97)% (1.00)%
Supplemental data
Net assets, end of year (000’s) ..................... $552,856 $501,770 $422,911 $383,000 $549,842
Portfolio turnover rate ............................ 51% 40% 48% 39% 70%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Includes one-time proxy cost of 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Small Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended June 30,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $55.36 $45.62 $38.28 $61.94 $45.68
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.92) (0.69) (0.51) (0.92) (0.99)
Net realized and unrealized gains (losses) ........... 5.31 10.43 7.85 (12.40) 20.59
Total from investment operations .................... 4.39 9.74 7.34 (13.32) 19.60
Less distributions from:
Net realized gains ............................. — — — (10.34) (3.34)
Net asset value, end of year ....................... $59.75 $55.36 $45.62 $38.28 $61.94
Total return
c
................................... 7.93% 21.35% 19.17% (26.32)% 43.84%
Ratios to average net assets
Expenses
d
.................................... 1.93% 1.96% 2.00% 1.99%
e
1.96%
Net investment (loss) ............................ (1.58)% (1.41)% (1.23)% (1.72)% (1.74)%
Supplemental data
Net assets, end of year (000’s) ..................... $31,486 $22,177 $13,906 $11,761 $17,120
Portfolio turnover rate ............................ 51% 40% 48% 39% 70%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Includes one-time proxy cost of 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Small Cap Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended June 30,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $64.72 $53.06 $44.30 $69.79 $50.89
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.74) (0.51) (0.35) (0.74) (0.81)
Net realized and unrealized gains (losses) ........... 6.22 12.17 9.11 (14.41) 23.05
Total from investment operations .................... 5.48 11.66 8.76 (15.15) 22.24
Less distributions from:
Net realized gains ............................. — — — (10.34) (3.34)
Net asset value, end of year ....................... $70.20 $64.72 $53.06 $44.30 $69.79
Total return .................................... 8.47% 21.98% 19.77% (25.96)% 44.56%
Ratios to average net assets
Expenses
c
..................................... 1.42% 1.46% 1.50% 1.49%
d
1.46%
Net investment (loss) ............................ (1.08)% (0.91)% (0.73)% (1.22)% (1.26)%
Supplemental data
Net assets, end of year (000’s) ..................... $19,272 $20,938 $16,874 $15,995 $23,571
Portfolio turnover rate ............................ 51% 40% 48% 39% 70%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Includes one-time proxy cost of 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Small Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended June 30,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $74.10 $60.36 $50.07 $77.13 $55.62
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.33) (0.17) (0.04) (0.39) (0.46)
Net realized and unrealized gains (losses) ........... 7.14 13.91 10.33 (16.33) 25.31
Total from investment operations .................... 6.81 13.74 10.29 (16.72) 24.85
Less distributions from:
Net realized gains ............................. — — — (10.34) (3.34)
Net asset value, end of year ....................... $80.91 $74.10 $60.36 $50.07 $77.13
Total return .................................... 9.19% 22.76% 20.55% (25.49)% 45.49%
Ratios to average net assets
Expenses
c
..................................... 0.76% 0.81% 0.85% 0.85%
d
0.83%
Net investment (loss) ............................ (0.42)% (0.26)% (0.08)% (0.58)% (0.64)%
Supplemental data
Net assets, end of year (000’s) ..................... $841,517 $422,360 $161,550 $58,592 $59,840
Portfolio turnover rate ............................ 51% 40% 48% 39% 70%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Includes one-time proxy cost of 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Small Cap Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended June 30,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $73.09 $59.63 $49.54 $76.51 $55.27
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.45) (0.26) (0.12) (0.47) (0.54)
Net realized and unrealized gains (losses) ........... 7.04 13.72 10.21 (16.16) 25.12
Total from investment operations .................... 6.59 13.46 10.09 (16.63) 24.58
Less distributions from:
Net realized gains ............................. — — — (10.34) (3.34)
Net asset value, end of year ....................... $79.68 $73.09 $59.63 $49.54 $76.51
Total return .................................... 9.02% 22.57% 20.37% (25.58)% 45.29%
Ratios to average net assets
Expenses
c
..................................... 0.92% 0.96% 1.00% 0.99%
d
0.96%
Net investment (loss) ............................ (0.58)% (0.41)% (0.23)% (0.70)% (0.77)%
Supplemental data
Net assets, end of year (000’s) ..................... $1,446,991 $1,052,476 $473,914 $221,055 $181,762
Portfolio turnover rate ............................ 51% 40% 48% 39% 70%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Includes one-time proxy cost of 0.01%.

Putnam Funds Trust
Schedule of Investments, June 30, 2025
Putnam Small Cap Growth Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.6%
Aerospace & Defense 3.4%
a,b
Kratos Defense & Security Solutions, Inc. ................. United States 925,536 $ 42,991,147
Leonardo DRS, Inc. ................................. United States 612,906 28,487,871
a
Loar Holdings, Inc. .................................. United States 69,054 5,950,383
a,b
Rocket Lab Corp. ................................... United States 597,143 21,359,805
98,789,206
Automobile Components 0.6%
Patrick Industries, Inc. ................................ United States 182,949 16,880,704
Banks 1.4%
a
Bancorp, Inc. (The) .................................. United States 706,863 40,269,985
Biotechnology 6.2%
a
ADMA Biologics, Inc. ................................. United States 1,745,010 31,776,632
a
Ascendis Pharma A/S , ADR ........................... Denmark 107,610 18,573,486
a
Blueprint Medicines Corp. ............................. United States 95,794 12,278,875
a
Bridgebio Pharma, Inc. ............................... United States 206,166 8,902,248
a
Halozyme Therapeutics, Inc. ........................... United States 504,251 26,231,137
a
Insmed, Inc. ....................................... United States 360,587 36,289,476
a,b
Madrigal Pharmaceuticals, Inc. ......................... United States 38,268 11,581,428
a
Rhythm Pharmaceuticals, Inc. .......................... United States 275,500 17,408,845
a
Vericel Corp. ....................................... United States 210,297 8,948,137
a
Xenon Pharmaceuticals, Inc. ........................... Canada 267,876 8,384,519
180,374,783
Broadline Retail 0.6%
a
Ollie's Bargain Outlet Holdings, Inc. ...................... United States 137,247 18,086,410
Building Products 0.7%
CSW Industrials, Inc. ................................. United States 73,715 21,143,673
Capital Markets 2.0%
Perella Weinberg Partners , A ........................... United States 808,343 15,698,021
StepStone Group, Inc. , A .............................. United States 784,607 43,545,688
59,243,709
Commercial Services & Supplies 4.1%
a,b
Casella Waste Systems, Inc. , A ......................... United States 405,685 46,807,935
a
Clean Harbors, Inc. .................................. United States 122,711 28,368,329
VSE Corp. ........................................ United States 337,551 44,212,430
119,388,694
Construction & Engineering 5.7%
Comfort Systems USA, Inc. ............................ United States 125,999 67,561,924
a,b
Construction Partners, Inc. , A .......................... United States 327,299 34,785,338
a
Dycom Industries, Inc. ................................ United States 147,181 35,969,565
a,b
IES Holdings, Inc. ................................... United States 100,958 29,906,788
168,223,615
Construction Materials 1.8%
Eagle Materials, Inc. ................................. United States 70,883 14,326,163
a
Knife River Corp. ................................... United States 471,100 38,460,604
52,786,767
Consumer Finance 0.6%
a
Enova International, Inc. .............................. United States 166,793 18,600,755
Consumer Staples Distribution & Retail 0.5%
a
BJ's Wholesale Club Holdings, Inc. ...................... United States 130,000 14,017,900

Putnam Funds Trust
Schedule of Investments
Putnam Small Cap Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Diversified Consumer Services 2.1%
a
Adtalem Global Education, Inc. ......................... United States 155,944 $ 19,840,755
a
Stride, Inc. ........................................ United States 281,600 40,885,504
60,726,259
Electronic Equipment, Instruments & Components 4.2%
Advanced Energy Industries, Inc. ....................... United States 161,258 21,366,685
Badger Meter, Inc. ................................... United States 21,163 5,183,877
a
Fabrinet .......................................... Thailand 105,700 31,147,676
a
Itron, Inc. ......................................... United States 397,600 52,336,088
a
Mirion Technologies, Inc. , A ............................ United States 466,412 10,041,850
120,076,176
Energy Equipment & Services 1.3%
Archrock, Inc. ...................................... United States 798,493 19,826,581
CES Energy Solutions Corp. ........................... Canada 3,322,784 16,177,755
36,004,336
Financial Services 0.7%
a
Mr. Cooper Group, Inc. ............................... United States 128,300 19,143,643
Health Care Equipment & Supplies 4.8%
a
Integer Holdings Corp. ............................... United States 215,200 26,463,144
a,b
Lantheus Holdings, Inc. ............................... United States 185,268 15,166,038
a
Merit Medical Systems, Inc. ............................ United States 613,000 57,303,240
a,b
PROCEPT BioRobotics Corp. .......................... United States 228,891 13,184,122
a
UFP Technologies, Inc. ............................... United States 105,240 25,695,398
137,811,942
Health Care Providers & Services 6.2%
Encompass Health Corp. ............................. United States 584,700 71,701,761
Ensign Group, Inc. (The) .............................. United States 347,400 53,589,924
a
GeneDx Holdings Corp. , A ............................. United States 127,750 11,792,603
a,b
Hims & Hers Health, Inc. .............................. United States 405,900 20,234,115
a
RadNet, Inc. ....................................... United States 336,452 19,147,483
176,465,886
Health Care Technology 0.7%
a
Doximity, Inc. , A .................................... United States 310,947 19,073,489
Hotels, Restaurants & Leisure 2.9%
a
Brinker International, Inc. ............................. United States 49,811 8,982,418
a
Planet Fitness, Inc. , A ................................ United States 270,600 29,508,930
Texas Roadhouse, Inc. , A ............................. United States 253,700 47,545,917
86,037,265
Household Durables 1.0%
b
Installed Building Products, Inc. ......................... United States 156,500 28,220,080
Insurance 3.4%
Kinsale Capital Group, Inc. ............................ United States 90,254 43,673,911
a
Skyward Specialty Insurance Group, Inc. .................. United States 924,878 53,448,700
97,122,611
Interactive Media & Services 0.4%
a
Grindr, Inc. ........................................ Singapore 495,437 11,246,420
Life Sciences Tools & Services 0.7%
a
Medpace Holdings, Inc. ............................... United States 61,623 19,340,995

Putnam Funds Trust
Schedule of Investments
Putnam Small Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery 5.7%
Crane Co. ......................................... United States 149,225 $ 28,336,335
Federal Signal Corp. ................................. United States 414,599 44,121,626
JBT Marel Corp. .................................... United States 33,797 4,064,427
a
RBC Bearings, Inc. .................................. United States 143,322 55,150,306
a
SPX Technologies, Inc. ............................... United States 208,281 34,924,558
166,597,252
Marine Transportation 1.6%
a
Kirby Corp. ........................................ United States 419,239 47,545,895
Metals & Mining 2.5%
Carpenter Technology Corp. ........................... United States 262,227 72,474,298
Oil, Gas & Consumable Fuels 0.4%
a,b
Centrus Energy Corp. , A .............................. United States 56,330 10,318,529
Personal Care Products 1.0%
a
BellRing Brands, Inc. ................................. United States 502,521 29,111,042
Pharmaceuticals 3.1%
a
Axsome Therapeutics, Inc. ............................ United States 192,200 20,063,758
a
Verona Pharma plc , ADR ............................. United Kingdom 734,132 69,434,204
89,497,962
Professional Services 3.9%
a
CBIZ, Inc. ......................................... United States 75,300 5,399,763
a
Huron Consulting Group, Inc. .......................... United States 418,701 57,588,136
a,b
Parsons Corp. ...................................... United States 291,835 20,944,998
a
Verra Mobility Corp. , A ................................ United States 1,158,596 29,416,752
113,349,649
Real Estate Management & Development 1.8%
Colliers International Group, Inc. ........................ Canada 188,530 24,667,075
FirstService Corp. ................................... Canada 168,900 29,473,624
54,140,699
Semiconductors & Semiconductor Equipment 5.5%
a,b
Camtek Ltd. ....................................... Israel 362,445 30,648,349
a
Credo Technology Group Holding Ltd. .................... United States 386,823 35,815,942
a,b
Nova Ltd. ......................................... Israel 249,697 68,716,615
a
Rambus, Inc. ...................................... United States 229,400 14,686,188
a
SiTime Corp. ....................................... United States 59,782 12,738,349
162,605,443
Software 11.3%
a
ACI Worldwide, Inc. .................................. United States 1,024,688 47,043,426
a
Agilysys, Inc. ....................................... United States 258,909 29,681,328
a
AvePoint, Inc. ...................................... United States 617,147 11,917,109
a
Clearwater Analytics Holdings, Inc. , A .................... United States 709,738 15,564,554
a
Commvault Systems, Inc. ............................. United States 144,800 25,242,984
a,b
Descartes Systems Group, Inc. (The) .................... Canada 535,387 54,419,411
a
Intapp, Inc. ........................................ United States 270,911 13,984,426
Pegasystems, Inc. ................................... United States 586,200 31,731,006
a
Q2 Holdings, Inc. ................................... United States 387,450 36,261,445
a
Varonis Systems, Inc. , B .............................. United States 172,687 8,763,865
a
Vertex, Inc. , A ...................................... United States 1,435,565 50,725,689
325,335,243

Putnam Funds Trust
Schedule of Investments
Putnam Small Cap Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See A bbreviations on page 24 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail 3.5%
a
Aritzia, Inc. ........................................ Canada 502,800 $ 26,049,231
a
Boot Barn Holdings, Inc. .............................. United States 200,052 30,407,904
Murphy USA, Inc. ................................... United States 103,216 41,988,269
98,445,404
Technology Hardware, Storage & Peripherals 0.1%
a
IonQ, Inc. ......................................... United States 35,903 1,542,752
Trading Companies & Distributors 2.2%
Applied Industrial Technologies, Inc. ..................... United States 184,179 42,812,409
FTAI Aviation Ltd. ................................... United States 175,635 20,205,050
63,017,459
Total Common Stocks (Cost $ 2,104,480,871 ) ..................................
2,853,056,930
Short Term Investments 7.3%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.6%
c,d
Putnam Short Term Investment Fund, Class P , 4.581% ....... United States 47,086,907 47,086,907
Total Money Market Funds (Cost $ 47,086,907 ) ................................
47,086,907
e
Investments from Cash Collateral Received for
Loaned Securities 5.7%
Money Market Funds 5.7%
c,d
Putnam Cash Collateral Pool, LLC , 4.608% ................ United States 164,675,548 164,675,548
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 164,675,548 ) ........................................................
164,675,548
Total Short Term Investments (Cost $ 211,762,455 ) .............................
211,762,455
a
Total Investments (Cost $ 2,316,243,326 ) 105.9% ..............................
$3,064,819,385
Other Assets, less Liabilities (5.9) % .........................................
(172,696,629)
Net Assets 100.0% .........................................................
$2,892,122,756
a a a
a
Non-income producing.
b
A portion or all of the security is on loan at June 30, 2025. See Note 1(c).
c
See Note 3(g) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.
e
See Note 1(c) regarding securities on loan.

Putnam Funds Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam Small
Cap Growth
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,104,480,871
Cost - Non-controlled affiliates (Note 3 g ) ........................................................ 211,762,455
Value - Unaffiliated issuers (Includes securities loaned of $ 160,901,131 ) ................................ $2,853,056,930
Value - Non-controlled affiliates (Note 3 g ) ....................................................... 211,762,455
Cash .................................................................................... 5,174,419
Receivables:
Investment securities sold (Includes securities loaned $ 1,596,000 ) .................................... 8,541,615
Capital shares sold ........................................................................ 5,117,691
Dividends ............................................................................... 485,903
Prepaid expenses .......................................................................... 148,697
Total assets .......................................................................... 3,084,287,710
Liabilities:
Payables:
Investment securities purchased .............................................................. 19,920,949
Capital shares redeemed ................................................................... 4,019,170
Management fees ......................................................................... 1,652,324
Administrative fees ........................................................................ 10,801
Distribution fees .......................................................................... 145,054
Transfer agent fees ........................................................................ 1,191,237
Trustees' fees and expenses ................................................................. 131,094
Payable upon return of securities loaned (Note 1 c ) .................................................. 164,675,548
Accrued expenses and other liabilities ........................................................... 418,777
Total liabilities ......................................................................... 192,164,954
Net assets, at value ................................................................. $2,892,122,756
Net assets consist of:
Paid-in capital ............................................................................. $2,214,813,262
Total distributable earnings (losses) ............................................................. 677,309,494
Net assets, at value ................................................................. $2,892,122,756

Putnam Funds Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam Small
Cap Growth
Fund
Class A:
Net assets, at value ....................................................................... $552,856,316
Shares outstanding ........................................................................ 7,384,083
Net asset value per share
a ,b
.................................................................. $74.87
Maximum offering price per share (net asset value per share ÷ 94 .25% )
b
................................ $79.44
Class C:
Net assets, at value ....................................................................... $31,486,182
Shares outstanding ........................................................................ 526,965
Net asset value and maximum offering price per share
a ,b
............................................ $59.75
Class R:
Net assets, at value ....................................................................... $19,271,995
Shares outstanding ........................................................................ 274,523
Net asset value and maximum offering price per share
b
............................................. $70.20
Class R6:
Net assets, at value ....................................................................... $841,516,822
Shares outstanding ........................................................................ 10,400,771
Net asset value and maximum offering price per share
b
............................................. $80.91
Class Y:
Net assets, at value ....................................................................... $1,446,991,441
Shares outstanding ........................................................................ 18,159,157
Net asset value and maximum offering price per share
b
............................................. $79.68
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Funds Trust
Financial Statements
Statement of Operations
for the year ended June 30, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam Small
Cap Growth
Fund
Investment income:
Dividends: (net of foreign taxes of $100,455)
Unaffiliated issuers ........................................................................ $6,983,489
Non-controlled affiliates (Note 3 g ) ............................................................. 2,005,229
Interest:
Unaffiliated issuers ........................................................................ 12,196
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (5,909,942)
Non-controlled affiliates (Note 3 g ) ............................................................. 6,312,350
Total investment income ................................................................... 9,403,322
Expenses:
Management fees (Note 3 a ) ................................................................... 18,389,858
Administrative fees (Note 3 b ) .................................................................. 50,177
Distribution fees: (Note 3c )
    Class A ................................................................................ 1,358,393
    Class B ................................................................................ 1,075
    Class C ................................................................................ 301,982
    Class R ................................................................................ 107,745
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 1,144,518
    Class B ................................................................................ 197
    Class C ................................................................................ 63,804
    Class R ................................................................................ 45,298
    Class R6 ............................................................................... 337,163
    Class Y ................................................................................ 3,090,610
Custodian fees (Note 4 ) ...................................................................... 54,647
Reports to shareholders fees .................................................................. 205,608
Registration and filing fees .................................................................... 331,546
Professional fees ........................................................................... 304,639
Trustees' fees and expenses (Note 3f) ........................................................... 94,716
Interest expense ........................................................................... 12,297
Other .................................................................................... 40,974
Total expenses ......................................................................... 25,935,247
Expense reductions (Note 4 ) ............................................................... (20,387)
Net expenses ......................................................................... 25,914,860
Net investment income (loss) ............................................................ (16,511,538)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 15,827,149
Foreign currency transactions ................................................................ 8,713
Net realized gain (loss) .................................................................. 15,835,862
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 176,337,272
Translation of other assets and liabilities denominated in foreign currencies .............................. (41)
Net change in unrealized appreciation (depreciation) ............................................ 176,337,231
Net realized and unrealized gain (loss) ............................................................ 192,173,093
Net increase (decrease) in net assets resulting from operations .......................................... $175,661,555

Putnam Funds Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam Small Cap Growth Fund
Year Ended
June 30, 2025
Year Ended
June 30, 2024
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $(16,511,538) $(6,898,271)
Net realized gain (loss) ................................................. 15,835,862 45,973,083
Net change in unrealized appreciation (depreciation) ........................... 176,337,231 287,014,493
Net increase (decrease) in net assets resulting from operations ................ 175,661,555 326,089,305
Capital share transactions: (Note 2 )
Class A ............................................................. 8,423,238 (12,968,669)
Class B ............................................................. (645,689) (1,282,987)
Class C ............................................................. 8,340,228 4,800,718
Class R ............................................................. (3,123,093) 509,622
Class R6 ............................................................ 373,534,293 197,155,995
Class Y ............................................................. 309,583,223 415,138,476
Total capital share transactions ............................................ 696,112,200 603,353,155
Net increase (decrease) in net assets ................................... 871,773,755 929,442,460
Net assets:
Beginning of year ....................................................... 2,020,349,001 1,090,906,541
End of year ........................................................... $2,892,122,756 $2,020,349,001

Putnam Funds Trust

franklintempleton.com
Annual Report
Notes to Financial Statements
Putnam Small Cap Growth Fund
1. Organization and Significant Accounting Policies
Putnam Funds Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of sixteen
separate funds. The Trust follows the accounting and
reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946.
Putnam Small Cap Growth Fund (Fund) is included in this
report. The Fund offers five classes of shares: Class A,
Class C, Class R, Class R6 and Class Y. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
Effective September 5, 2024, all Class B shares were
converted to Class A.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Small Cap Growth Fund
(continued)
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in the Putnam Cash Collateral Pool, LLC, a limited liability company, an affiliate of Putnam Management. The Fund
may receive income from the investment of cash collateral,
in addition to lending fees paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statement of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower.
d. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2025, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Small Cap Growth Fund
(continued)
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Dividend
income is recorded on the ex-dividend date except for
certain dividends from securities where the dividend rate
is not available. In such cases, the dividend is recorded
as soon as the information is received by the Funds.
Distributions to shareholders are recorded on the ex-
dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
June 30, 2025
Year Ended
June 30, 2024
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 1,180,538 $86,972,693 749,283 $45,685,803
Shares redeemed ............................... (1,084,066) (78,549,455) (971,825) (58,654,472)
Net increase (decrease) .......................... 96,472 $8,423,238 (222,542) $(12,968,669)
Class B Shares:
*
Shares sold ................................... 6 $356 482 $21,694
Shares redeemed ............................... (11,284) (646,045) (27,410) (1,304,681)
Net increase (decrease) .......................... (11,278) $(645,689) (26,928) $(1,282,987)
1. Organization and Significant Accounting Policies
(continued)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Small Cap Growth Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays Putnam Management a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been
Year Ended
June 30, 2025
Year Ended
June 30, 2024
Shares Amount Shares Amount
Class C Shares:
Shares sold ................................... 277,903 $16,789,649 180,066 $8,895,988
Shares redeemed
a
.............................. (151,532) (8,449,421) (84,310) (4,095,270)
Net increase (decrease) .......................... 126,371 $8,340,228 95,756 $4,800,718
Class R Shares:
Shares sold ................................... 115,893 $8,019,330 120,076 $6,996,641
Shares redeemed ............................... (164,890) (11,142,423) (114,573) (6,487,019)
Net increase (decrease) .......................... (48,997) $(3,123,093) 5,503 $509,622
Class R6 Shares:
Shares sold ................................... 7,162,908 $566,286,045 4,084,141 $268,607,746
Shares redeemed ............................... (2,462,031) (192,751,752) (1,060,632) (71,451,751)
Net increase (decrease) .......................... 4,700,877 $373,534,293 3,023,509 $197,155,995
Class Y Shares:
Shares sold ................................... 12,199,198 $955,891,188 9,482,066 $612,809,694
Shares redeemed ............................... (8,438,863) (646,307,965) (3,030,519) (197,671,218)
Net increase (decrease) .......................... 3,760,335 $309,583,223 6,451,547 $415,138,476
*
Effective September 5, 2024, the Fund has terminated its Class B shares.
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Putnam Investment Management, LLC (Putnam Management) Investment manager
Franklin Advisers, Inc. (Advisers) Subadvisor
Putnam Investments Limited (PIL) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Retail Management Limited Partnership (Putnam Retail
Management)
Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
2. Shares of Beneficial Interest
(continued)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Small Cap Growth Fund
(continued)
deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
In addition, the monthly management fee consists of the monthly base fee plus or minus a performance adjustment for the month. The performance adjustment is determined based on performance over the thirty-six month period then ended. Each month, the performance adjustment is calculated by multiplying the performance adjustment rate and the Fund’s average net assets over the performance period and dividing the result by twelve. The resulting dollar amount is added to, or subtracted from the base fee for that month. The performance adjustment rate is equal to 0.03 multiplied by the difference between the
Fund’s annualized performance (measured by the Fund’s class A shares) and the annualized performance of the Russell
2000 Growth Index each measured over the performance period. The maximum annualized performance adjustment rate is
+/- 0.18%. The monthly base fee is determined based on the Fund’s average net assets for the month, while the performance adjustment is determined based on the Fund’s average net assets over the thirty-six month performance period. This means it is possible that, if the Fund underperforms significantly over the performance period, and the Fund’s assets have declined significantly over that period, the negative performance adjustment may exceed the base fee. In this event, Putnam
Management would make a payment to the Fund.
Because the performance adjustment is based on the Fund’s performance relative to its applicable benchmark index, and not its absolute performance, the performance adjustment could increase Putnam Management’s fee even if the Fund’s shares lose value during the performance period provided that the Fund outperformed its benchmark index, and could decrease
Putnam Management’s fee even if the Fund’s shares increase in value during the performance period provided that the Fund underperformed its benchmark index.
For the reporting period, the management fee represented an effective rate (excluding the impact of any expense waiver in effect) of 0.674% of the Fund’s average net assets, which included an effective base fee of 0.607% and a increase of 0.067%
($1,833,185) based on performance.
Effective July 15, 2024, Putnam Management retained Advisers as subadvisor for the Fund pursuant to a new subadvisory agreement. Pursuant to the agreement, Advisers provides certain advisory and related services to the Fund. Putnam
Management pays a monthly fee to Advisers based on the costs of Advisers in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Effective November 1, 2024, under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Putnam Management based on the average net assets managed by FTIML, and is not an additional expense of the Fund. Prior to November 1, 2024, PIL provided subadvisory services to the Fund. Effective November 1, 2024,
PIL merged into FTIML, and PIL investment professionals became employees of FTIML.
Annualized Fee Rate Net Assets
0.780% of the first $5 billion,
0.730% of the next $5 billion,
0.680% of the next $10 billion,
0.630% of the next $10 billion,
0.580% of the next $50 billion,
0.560% of the next $50 billion,
0.550% of the next $100 billion and
0.545% of any excess thereafter.
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Small Cap Growth Fund
(continued)
b. Administrative Fees
Effective June 1, 2024, under an agreement with Putnam Management, FT Services provides administrative services to the
Fund. The fee is paid by Putnam Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors, or for periods prior to August 2, 2024, Putnam Retail
Management, for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors and to Putnam Retail Management at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
d. Sales Charges/Underwriting Agreements
For the period from August 2, 2024 through June 30, 2025, Distributors received net commissions of $76,278 from the sale of Class A shares and received no monies and $27,462 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively. For the period July 1, 2024 through August 1, 2024, Putnam Retail Management received net commissions of $14,566 from the sale of Class A shares and received no monies and $293 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively. A deferred sales charge of up to 1.00% is accessed on certain redemptions of Class A shares. For the period from August 2, 2024 through June 30, 2025, Distributors received
$3,750 on Class A redemptions. For the period from July 1, 2024 through August 1, 2024, Putnam Retail Management received $24 on Class A redemptions.
e. Transfer Agent Fees
PSERV, an affiliate of Putnam Management, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class B, Class C, Class R and Class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts.
PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class B ................................................................... 1.00% 1.00%
Class C ................................................................... 1.00% 1.00%
Class R ................................................................... 1.00% 0.50%
3. Transactions with Affiliates
(continued)

Putnam Funds Trust
Notes to Financial Statements

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Putnam Small Cap Growth Fund
(continued)
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended June 30, 2025, the Fund held investments in affiliated management investment companies as follows:
h. Waiver and Expense Reimbursements
Putnam Management has contractually agreed, through October 30, 2026, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Putnam Small Cap Growth Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.581% ...... $7,469,562 $778,666,019 $(739,048,674) $— $— $47,086,907 47,086,907 $2,005,229
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 4.608% ............. $172,261,153 $1,053,299,535 $(1,060,885,140) $— $— $164,675,548 164,675,548 $6,312,350
Total Affiliated Securities ... $179,730,715 $1,831,965,554 $(1,799,933,814) $— $— $211,762,455 $8,317,579
3. Transactions with Affiliates
(continued)

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
Putnam Small Cap Growth Fund
(continued)
4. Expense Offset Arrangement
The Fund has entered into arrangements with PSERV and its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s transfer agent and custodian fees, respectively. During the year ended June 30, 2025, the fees were reduced as noted in the Statement of Operations. Effective March 10, 2025, earned credits on custodian fees, if any, are recognized as income.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At June 30, 2025, the capital loss carryforwards were as follows:
During the year ended June 30, 2025, the Fund utilized $20,673,315 of capital loss carryforwards.
For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At June 30, 2025, the Fund deferred late-year ordinary losses of $21,072,314.
At June 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and passive foreign investment company shares.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended June 30, 2025, aggregated
$2,060,334,977 and $1,371,486,450, respectively.
At June 30, 2025, in connection with securities lending transactions, the Fund loaned equity investments and received
$164,675,548 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
7. Credit Facility
Effective January 31, 2025, the Fund, together with other U.S. registered and foreign investment funds (collectively,
Borrowers) managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 39,987,372
Cost of investments .......................................................................... $2,326,450,204
Unrealized appreciation ........................................................................ $782,159,172
Unrealized depreciation ........................................................................ (43,789,991)
Net unrealized appreciation (depreciation) .......................................................... $738,369,181

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
Putnam Small Cap Growth Fund
(continued)
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the reporting period, the Fund did not use the Global Credit
Facility.
Prior to January 31, 2025, the Fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the Fund based on the Fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the Fund had no borrowings against these arrangements.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At June 30, 2025, all of the Fund's investments in financial instruments carried at fair value were valued using Level 1 inputs.
For detailed categories, see the accompanying Schedule of Investments.
9. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
7. Credit Facility
(continued)

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
Putnam Small Cap Growth Fund
(continued)
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
10. New Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures.
The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ADR American Depositary Receipt
9. Operating Segments
(continued)

Putnam Funds Trust
Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees of Putnam Funds Trust and Shareholders of Putnam Small Cap Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Putnam
Small Cap Growth Fund (one of the funds constituting Putnam Funds Trust, referred to hereafter as the “Fund”) as of June
30, 2025, the related statement of operations for the year ended June 30, 2025, the statement of changes in net assets for each of the two years in the period ended June 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30,
2025 and the financial highlights for each of the five years in the period ended June 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
August 19, 2025
We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957.
We have not been able to determine the specific year we began serving as auditor.

Putnam Funds Trust
Tax Information (unaudited)

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Annual Report
Putnam Small Cap Growth Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended June 30, 2025:
Pursuant to: Amount Reported
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $5,841,473
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $6,551,657

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Putnam Small Cap Growth Fund
Trustee approval of management contracts
Consideration of your fund’s management and sub-advisory contracts
At their meeting on June 27, 2025, the Board of Trustees (“Board”) of your fund, including all of the Trustees who are not
“interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the
Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”) approved the continuance of a management contract with Putnam Investment Management, LLC (the “Advisor”), a subadvisory agreement between the Advisor and its affiliate, Franklin Templeton Investment Management Limited (“FTIML”), and a subadvisory agreement between the Advisor and Franklin Advisers, Inc. (“Franklin Advisers” and together with FTIML, the “Subadvisors”)
(collectively, the “Management Contracts”). The Advisor, FTIML, and Franklin Advisers are each direct or indirect wholly-owned subsidiaries of Franklin Resources, Inc. (together with its subsidiaries, “Franklin Templeton”).
General conclusions
The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with the Advisor and the sub-advisory contract with respect to your fund between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate entities. All references to the Advisor describing the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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Annual Report
At the outset of the review process, the Board’s independent staff and independent legal counsel, as defined in Rule 0-1(a)
(6) under the 1940 Act (their “independent legal counsel”), considered any possible changes to the annual contract review materials furnished to the Contract Committee in prior years and, as applicable, identified those changes to the Advisor.
Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel submitted an initial request that the Advisor and its affiliates furnish specified information, together with any additional information the Advisor considered relevant, to the Contract Committee. Over the course of several months ending in June
2025, the Contract Committee met on a number of occasions with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided, including information provided in response to supplemental requests submitted by independent legal counsel. Throughout this process, the Contract Committee was assisted by the
Board’s independent staff and by independent legal counsel.
At the Board’s June 2025 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the Management Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the process undertaken by the Contract
Committee and key information that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Management Contracts, effective July 1, 2025.
In considering the continuance of the Management Contracts, the Board took into account a number of factors, including:
1. That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by the Advisor in providing services to the fund and the application of certain reductions and waivers noted below;
2. That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and the Advisor of any economies of scale that may exist in the management of the fund at current asset levels;
3. That the funds benefited, and were expected to continue to benefit, from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce the impact of expenses by spreading them over a larger asset base;
4. Potential benefits to shareholders of the funds that could result from the alignment of certain fund features and shareholder benefits with those of other funds sponsored by the Advisor and its affiliates and access to a broader array of investment opportunities; and
5. The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other funds are the result of many years of review and discussion between the Independent Trustees and management, occurring both in connection with formal contract reviews as well as throughout the year and that the Trustees’
conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newer funds (including the exchange-traded funds) or repositioned funds, the current fee arrangements under the vast majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with management, as well as approval by shareholders.

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Annual Report
Management fee schedules and total expenses
The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as assets under management of other mutual funds sponsored by the applicable Advisor (or that have been deemed to be sponsored by the Advisor for the purpose of the management fee calculation) increase. The Trustees also reviewed the total expenses of each fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented (or, in the case of ten municipal income funds that are converting into exchange-traded funds, will implement) so-
called “all-in” or unitary management fees covering substantially all routine fund operating costs.)
In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in the Advisor’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.
In addition, your fund’s Management Contract provides that its management fees will be adjusted up or down depending upon whether your fund’s performance is better or worse than the performance of an appropriate index of securities prices specified in the Management Contract. In the course of reviewing investment performance, the Trustees examined the operation of your fund’s performance fees and concluded that these fees were operating effectively to align further the Advisor’s economic interests with those of the fund’s shareholders.
As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, the Advisor and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2024. These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds (including your fund) of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds (including your fund) of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses).
These expense limitations attempt to maintain competitive expense levels for the funds. Most funds (including your fund)
had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2024. The
Advisor and PSERV have agreed to maintain these expense limitations until at least October 30, 2026. The Advisor and
PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have the mutual fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve the continuance of your fund’s Management Contracts.
The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by
Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees
(determined for your fund and the other funds in the custom peer group assuming the same fund asset size for your fund and the other funds in the custom peer group and the applicable contractual management fee schedule) and in the third quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2024. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of
December 31, 2024 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.
In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by the Advisor and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of the Advisor and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the

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Trustees also reviewed an analysis of the revenues, expenses and profitability of the Advisor and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2024 for each of the applicable agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and the
Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by the Advisor and certain affiliates to other clients in similar asset categories, including other 1940 Act funds advised by the Adviser but overseen by a board of trustees other than the Board, sub-advised
U.S. mutual funds, exchange-traded funds, other U.S. products (such as collective investment trusts, private funds, and separately managed and institutional accounts), non-U.S. funds, and other non-U.S. products. This information included, for products that are managed by the same portfolio team in a similar asset category to those of the funds, comparisons of the fees charged to other clients, by category, with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset classes, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces, the characteristics of different clients, the particulars of different fee structures, factors unique to specific market segments, and the distinct risks and costs associated with providing services to different clients. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that the Advisor provides to the funds and those that it provides to its other clients. The
Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
The quality of the investment process provided by the Advisor represented a major factor in the Trustees’ evaluation of the quality of services provided by the Advisor under your fund’s management contract. The Trustees were assisted in their review of the Advisor’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board, which meet on a regular basis with individual portfolio managers and with senior investment management of the Advisor throughout the year. The Trustees concluded that the Advisor generally provides a high-quality investment process
— based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general the Advisor’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.
The Trustees considered that, in the aggregate, peer-relative and benchmark-relative fund performance was strong in 2024 against a constructive yet complex investing environment. The S&P 500 was up 25% in 2024, but significant concentration of returns among large cap and technology stocks and periods of volatility posed challenges in the market. The Bloomberg
Aggregate fixed income index was up slightly over 1% amidst many moving pieces, with the Federal Reserve cutting the
Effective Federal Funds rate from 5.25% at year-end 2023 to 4.25% at year-end 2024, with three cuts in the latter part of the year, while also trying to manage inflation concerns. Ten-year Treasury yields ended 2024 at 4.6% up from 3.9% at year-end
2023. Corporate earnings and employment figures continued to generally show strength during the year, while geopolitical tensions were closely watched.
For the one-year period ended December 31, 2024, the Trustees noted that the funds, on an asset-weighted basis, ranked in the 27th percentile of their peers as determined by Lipper Inc. (“Lipper”) and, on an asset-weighted basis, outperformed their benchmarks by 3.0% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 20th,
22nd and 20th percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2024, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for

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each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 52 funds were rated four or five stars at the end of 2024, which represented an increase of seven funds year-over-year. The Trustees also considered that 25 funds were five-star rated at the end of 2024, which was also a year-
over-year increase of seven funds.
The Board noted, however, the disappointing investment performance of some funds for periods ended December 31, 2024 and considered information provided by the Advisor regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.
For purposes of the Trustees’ evaluation of the funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of funds with relatively unique investment mandates for which the Advisor informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class A share cumulative total return performance at net asset value was in the following quartiles of its
Lipper peer group (Lipper Small-Cap Growth Funds) for the one-year, three-year and five-year periods ended December 31,
2024 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):
For the three- and five-year periods ended December 31, 2024, your fund’s performance was in the top decile of its Lipper peer group. Over the one-year, three-year and five-year periods ended December 31, 2024, there were 573, 553, and 532 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
The Trustees noted that the Advisor had made internal promotions and other portfolio management assignment changes in
2024 to strengthen its investment teams providing services to the funds.
Brokerage and soft-dollar allocations; distribution and investor servicing
The Trustees considered various potential benefits that the Advisor may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their
Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.
The Advisor may also receive benefits from payments that funds make to the Advisor for distribution services and investor services. In conjunction with the annual review of your fund’s management and sub-advisory contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Franklin
Distributors, LLC (“Franklin Distributors”), both of which are affiliates of the Advisor. The Trustees concluded that the fees payable by the mutual funds to PSERV and Franklin Distributors for such services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and Franklin
Distributors in providing such services. Furthermore, the Trustees were of the view that the investor services provided by
PSERV were required for the operation of the mutual funds, and that they were of a quality at least equal to those provided by other providers.
One-year period Three-year period Five-year period
1st 1st 1st

38972-AFSOI 08/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Funds Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	August 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date:	August 26, 2025
By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer
Date:	August 26, 2025